UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		April 26, 2013

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $284,521 (x 1,000)

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105      $18,141   352,600 SH      SOLE                352,600      0    0
Applied Indl Technologies           COM  03820C105      $10,619   235,987 SH      SOLE                235,987      0    0
Archer-Daniels-Midland Co           COM  039483102       $1,434    42,500 SH      SOLE                 42,500      0    0
Beacon Roofing Supply Inc           COM    73685109      $9,767   252,640 SH      SOLE                252,640      0    0
Bed Bath & Beyond Inc               COM  075896100      $17,219   267,300 SH      SOLE                267,300      0    0
Coca Cola Co                        COM   191216100         $57     1,400 SH      SOLE                  1,400      0    0
CVS Caremark Corp                   COM   126650100     $21,097   383,653 SH      SOLE                383,653      0    0
Darden Restaurants Inc              COM   237194105      $2,687    52,000 SH      SOLE                 52,000      0    0
DIRECTV                             COM  25490A309       $8,489   150,000 SH      SOLE                150,000      0    0
Dollar General Corp NEW             COM   256677105     $22,809   450,950 SH      SOLE                450,950      0    0
Dollar Tree Inc                     COM   256746108      $5,158   106,500 SH      SOLE                106,500      0    0
Edgen Group Inc CL A                CLA  28014Q107       $6,945   960,583 SH      SOLE                960,583      0    0
Family Dollar Stores                COM   307000109      $5,663    95,900 SH      SOLE                 95,900      0    0
Grainager W W Inc                   COM   384802104     $16,715    74,296 SH      SOLE                 74,296      0    0
Lawson Prods Inc                    COM   520776105      $3,017   171,604 SH      SOLE                171,604      0    0
Lowes Cos Inc                       COM   548661107      $1,858    49,000 SH      SOLE                 49,000      0    0
McDonalds Corp                      COM   580135101      $2,532    25,400 SH      SOLE                 25,400      0    0
McKesson Corp                       COM  58155Q103      $22,136   205,043 SH      SOLE                205,043      0    0
Mednax Inc                          COM  58502B106      $15,894   177,325 SH      SOLE                177,325      0    0
Microsoft Corp                      COM   594918104      $2,717    95,000 SH      SOLE                 95,000      0    0
Mondelez Intl CL A                  CLA   309207105      $2,618    85,500 SH      SOLE                 85,500      0    0
MRC Global Inc.                     COM  55345K103      $12,185   370,034 SH      SOLE                370,034      0    0
Oracle Corp                         COM  68389X105       $5,140   159,000 SH      SOLE                159,000      0    0
Petsmart Inc                        COM   716768106      $1,801    29,000 SH      SOLE                 29,000      0    0
Praxair Inc                         COM  74005P104      $12,426   111,400 SH      SOLE                111,400      0    0
Price T Rowe Group Inc              COM  74144T108       $8,841   118,087 SH      SOLE                118,087      0    0
Proctor & Gamble Co                 COM   742712109      $4,809    62,400 SH      SOLE                 62,400      0    0
Service Corp Internationa           COM   817565104     $15,645   935,167 SH      SOLE                935,167      0    0
Starbucks Corp                      COM   855244109      $7,752   136,112 SH      SOLE                136,112      0    0
Target Corp                         COM  87612E106       $5,647    82,500 SH      SOLE                 82,500      0    0
Towers Watson & Co CL A            CL A  891894107       $1,116    16,100 SH      SOLE                 16,100      0    0
Treehouse Foods Inc.                COM  89469A104         $163     2,500 SH      SOLE                  2,500      0    0
United Natural Foods Inc            COM   911163103     $11,417   232,049 SH      SOLE                232,049      0    0
Wal Mart Stores Inc                 COM   931142102          $7       100 SH      SOLE                    100      0    0

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